UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Philadelphia Financial Management of San Francisco, LLC
Address: 450 Sansome Street, Suite 1500
         San Francisco, CA  94111

13F File Number:  028-11642

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Rachael Clarke
Title:     Chief Compliance Officer
Phone:     415-352-4463

Signature, Place, and Date of Signing:

 /s/ Rachael Clarke     San Francisco, CA     February 14, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         4

Form 13F Information Table Entry Total:    30

Form 13F Information Table Value Total:    $371,044 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

1    028-                          Boathouse Row I, LP
2    028-                          Boathouse Row II, LP
3    028-                          Boathouse Row Offshore, Ltd
4    028-                          Boathouse Row Offshore Regatta Ltd.

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICA FIRST TAX EX IVS L P   BEN UNIT CTF     02364V107     4096   614059 SH       SOLE    1  2           614059        0        0
AMERICAN EQTY INVT LIFE HLD    COM              025676206     8027   657427 SH       SOLE    1  2  3  4     657427        0        0
AMERICAN INTL GROUP INC        COM NEW          026874784    13405   379748 SH       SOLE    1  2  3  4     379748        0        0
ASPEN INSURANCE HOLDINGS LTD   SHS              G05384105     2841    88551 SH       SOLE    1  2  3  4      88551        0        0
ASSURED GUARANTY LTD           COM              G0585R106    20893  1468215 SH       SOLE    1  2  3       1468215        0        0
AVIS BUDGET GROUP              COM              053774105     9701   489473 SH       SOLE    1  2  3  4     489473        0        0
CAI INTERNATIONAL INC          COM              12477X106     4697   214000 SH       SOLE    1  2  3  4     214000        0        0
CAPITAL BK FINL CORP           CL A COM         139794101    13164   771200 SH       SOLE    1  2  3  4     771200        0        0
CAPITAL SR LIVING CORP         COM              140475104     6690   357937 SH       SOLE    1  2  3        357937        0        0
DST SYS INC DEL                COM              233326107     7958   131319 SH       SOLE    1  2  3  4     131319        0        0
E TRADE FINANCIAL CORP         COM NEW          269246401    16764  1873022 SH       SOLE    1  2  3  4    1873022        0        0
EMERITUS CORP                  COM              291005106     6308   255190 SH       SOLE    1  2  3  4     255190        0        0
FEDERAL AGRIC MTG CORP         CL C             313148306    16926   520794 SH       SOLE    1  2  3        520794        0        0
FEDERATED INVS INC PA          CL B             314211103    21860  1080574 SH       SOLE    1  2  3  4    1080574        0        0
FORTEGRA FINL CORP             COM              34954W104    10303  1158952 SH       SOLE    1  2  3       1158952        0        0
GFI GROUP INC                  COM              361652209     1405   433500 SH       SOLE    1  2  3        433500        0        0
INTERACTIVE BROKERS GROUP IN   COM              45841N107    10057   735173 SH       SOLE    1  2  3  4     735173        0        0
ISTAR FINL INC                 COM              45031U101    16214  1989437 SH       SOLE    1  2  3  4    1989437        0        0
META FINL GROUP INC            COM              59100U108    11198   491133 SH       SOLE    1  2  3        491133        0        0
METROCORP BANCSHARES INC       COM              591650106     9756   887752 SH       SOLE    1  2  3        887752        0        0
MOODYS CORP                    COM              615369105    12902   256394 SH       SOLE    1  2  3  4     256394        0        0
NATIONAL BK HLDGS CORP         CL A             633707104    23750  1316490 SH       SOLE    1  2  3  4    1316490        0        0
NELNET INC                     CL A             64031N108    25383   852071 SH       SOLE    1  2  3  4     852071        0        0
RADIAN GROUP INC               COM              750236101    13489  2207701 SH       SOLE    1  2  3  4    2207701        0        0
RAYMOND JAMES FINANCIAL INC    COM              754730109    12697   329524 SH       SOLE    1  2  3  4     329524        0        0
SEACUBE CONTAINER LEASING LT   SHS              G79978105    13789   731509 SH       SOLE    1  2  3        731509        0        0
TAL INTL GROUP INC             COM              874083108    17523   481663 SH       SOLE    1  2  3  4     481663        0        0
TEXTAINER GROUP HOLDINGS LTD   SHS              G8766E109    14478   460188 SH       SOLE    1  2  3  4     460188        0        0
TOWER GROUP INC                COM              891777104     9924   557834 SH       SOLE    1  2  3  4     557834        0        0
VIRTUS INVT PARTNERS INC       COM              92828Q109    14846   122756 SH       SOLE    1  2  3  4     122756        0        0